Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Aggregate amounts of the Group's share of other comprehensive income	¥ (4)	¥ 2	¥ (2)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates	3,181	3,031	2,590
Aggregate amounts of the Group's share of Profit from continuing operations	263	431	509
Aggregate amounts of the Group's share of other comprehensive income	(4)	2	(2)
Aggregate amounts of the Group's share of total comprehensive income	¥ 259	¥ 433	¥ 507